Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS
Entity Central Index Key	0000787441
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000060790 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund
Class Name	Investor Class
Trading Symbol	MSYDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$58	1.16%
1.	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[1]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(2.34)%	1.78%	2.41%	3.23%
Investor Class Shares - Excluding sales charges		1.73%	6.02%	3.25%	3.71%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Multisector Bond Category Average[3]		1.68%	6.60%	2.83%	3.81%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,754,848,684
Holdings Count | Holding	778
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,754,848,684%
Total number of portfolio holdings	778%
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	33.9%
Mortgage-Backed Securities	25.8%
U.S. Government & Federal Agencies	14.6%
Asset-Backed Securities	14.2%
Foreign Government Bonds	6.5%
Short-Term Investments	3.6%
Loan Assignments	3.6%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(2.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments

C000185554 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund
Class Name	Class R6
Trading Symbol	MSYEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$30	0.59%
1.	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[2]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	2.04%	6.69%	3.84%	4.02%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.97%
Morningstar Multisector Bond Category Average[3]		1.68%	6.60%	2.83%	3.27%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,754,848,684
Holdings Count | Holding	778
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,754,848,684%
Total number of portfolio holdings	778%
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	33.9%
Mortgage-Backed Securities	25.8%
U.S. Government & Federal Agencies	14.6%
Asset-Backed Securities	14.2%
Foreign Government Bonds	6.5%
Short-Term Investments	3.6%
Loan Assignments	3.6%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(2.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments

C000018688 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund
Class Name	Class I
Trading Symbol	MSDIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$34	0.68%
1.	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[3]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	2.00%	6.62%	3.79%	4.13%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Multisector Bond Category Average[3]		1.68%	6.60%	2.83%	3.81%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,754,848,684
Holdings Count | Holding	778
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,754,848,684%
Total number of portfolio holdings	778%
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	33.9%
Mortgage-Backed Securities	25.8%
U.S. Government & Federal Agencies	14.6%
Asset-Backed Securities	14.2%
Foreign Government Bonds	6.5%
Short-Term Investments	3.6%
Loan Assignments	3.6%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(2.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments

C000018687 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund
Class Name	Class C
Trading Symbol	MSICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$96	1.91%
1.	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.91%	[4]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	0.40%	4.37%	2.49%	2.95%
Class C Shares - Excluding sales charges		1.40%	5.37%	2.49%	2.95%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Multisector Bond Category Average[3]		1.68%	6.60%	2.83%	3.81%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,754,848,684
Holdings Count | Holding	778
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,754,848,684%
Total number of portfolio holdings	778%
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	33.9%
Mortgage-Backed Securities	25.8%
U.S. Government & Federal Agencies	14.6%
Asset-Backed Securities	14.2%
Foreign Government Bonds	6.5%
Short-Term Investments	3.6%
Loan Assignments	3.6%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(2.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments

C000018685 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Strategic Bond Fund
Class Name	Class A
Trading Symbol	MASAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Strategic Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$47	0.93%
1.	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[5]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	2/28/1997	(2.60)%	1.56%	2.53%	3.37%
Class A Shares - Excluding sales charges		1.99%	6.35%	3.48%	3.85%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Morningstar Multisector Bond Category Average[3]		1.68%	6.60%	2.83%	3.81%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The Morningstar Multisector Bond Category Average is representative of funds that seek income by diversifying their assets among several fixed-income sectors, usually U.S. government obligations, U.S. corporate bonds, foreign bonds, and high yield U.S. debt securities. These portfolios typically hold 35% to 65% of bond assets in securities that are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 1997
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,754,848,684
Holdings Count | Holding	778
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,754,848,684%
Total number of portfolio holdings	778%
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	33.9%
Mortgage-Backed Securities	25.8%
U.S. Government & Federal Agencies	14.6%
Asset-Backed Securities	14.2%
Foreign Government Bonds	6.5%
Short-Term Investments	3.6%
Loan Assignments	3.6%
Common Stocks	0.0%‡
Other Assets, Less Liabilities	(2.2)%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
U.S. Treasury Notes, 3.875%-4.125%, due 4/30/31-2/15/36	11.6%
Connecticut Avenue Securities Trust, 5.145%-13.01%, due 11/25/39-2/25/45	3.0%
FHLMC STACR REMIC Trust, 4.845%-12.145%, due 1/25/34-1/25/50	2.1%
GNMA, (zero coupon)-5.02%, due 7/20/44-3/16/66	1.6%
FHLMC MSCR Trust, 5.945%-9.646%, due 5/25/44-11/25/51	1.5%
U.S. Treasury Bonds, 4.625%-4.75%, due 2/15/46-2/15/56	1.3%
UMBS, 30 Year, 5.00%-5.50%, due 9/1/53-2/1/55	1.2%
Flagship Credit Auto Trust, 1.59%-8.83%, due 6/15/27-1/15/32	1.1%
Exeter Automobile Receivables Trust, 5.57%-7.52%, due 10/15/29-6/15/33	1.1%
FHLMC STACR Trust, 8.56%-15.01%, due 9/25/47-7/25/49	1.0%
* Excluding short-term investments

C000018689 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund
Class Name	Class A
Trading Symbol	MGVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$42	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%	[6],[7]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	(2.06)%	1.85%	0.03%	1.39%
Class A Shares - Excluding sales charges		0.97%	5.00%	0.96%	1.86%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.07%	5.32%	1.28%	2.80%
Morningstar Intermediate Core Bond Category Average[4]		0.58%	4.12%	0.17%	1.70%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,254,496,745
Holdings Count | Holding	539
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,254,496,745%
Total number of portfolio holdings	539%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.9%
Corporate Bonds	7.9%
Short-Term Investment	1.9%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	1.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments

C000018691 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund
Class Name	Class C
Trading Symbol	MGVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$92	1.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.85%	[8],[9]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	(0.52)%	2.81%	(0.10)%	0.79%
Class C Shares - Excluding sales charges		0.47%	3.81%	(0.10)%	0.79%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.07%	5.32%	1.28%	2.80%
Morningstar Intermediate Core Bond Category Average[4]		0.58%	4.12%	0.17%	1.70%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,254,496,745
Holdings Count | Holding	539
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,254,496,745%
Total number of portfolio holdings	539%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.9%
Corporate Bonds	7.9%
Short-Term Investment	1.9%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	1.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments

C000018692 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund
Class Name	Class I
Trading Symbol	MGOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$30	0.60%
1.	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[10]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	0.95%	5.06%	1.14%	2.09%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.07%	5.32%	1.28%	2.80%
Morningstar Intermediate Core Bond Category Average[4]		0.58%	4.12%	0.17%	1.70%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,254,496,745
Holdings Count | Holding	539
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,254,496,745%
Total number of portfolio holdings	539%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.9%
Corporate Bonds	7.9%
Short-Term Investment	1.9%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	1.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments

C000185556 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund
Class Name	Class R6
Trading Symbol	MGVDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$25	0.50%
1.	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[11]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	1.12%	5.28%	1.22%	1.74%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	0.83%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.07%	5.32%	1.28%	2.10%
Morningstar Intermediate Core Bond Category Average[4]		0.58%	4.12%	0.17%	0.81%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,254,496,745
Holdings Count | Holding	539
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,254,496,745%
Total number of portfolio holdings	539%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.9%
Corporate Bonds	7.9%
Short-Term Investment	1.9%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	1.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments

C000060791 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay U.S. Infrastructure Bond Fund
Class Name	Investor Class
Trading Symbol	MGVNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay U.S. Infrastructure Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$55	1.10%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[12],[13]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective August 31, 2020, February 28, 2019 and June 21, 2019, the Fund modified its principal investment strategies. The past performance in the graph and chart below prior to those dates reflects the Fund's prior principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(1.82)%	1.95%	(0.17)%	1.08%
Investor Class Shares - Excluding sales charges		0.70%	4.56%	0.65%	1.55%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
Bloomberg 5-10 Year Taxable Municipal Bond Index[3]		1.07%	5.32%	1.28%	2.80%
Morningstar Intermediate Core Bond Category Average[4]		0.58%	4.12%	0.17%	1.70%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities.

3.
The Bloomberg 5-10 Year Taxable Municipal Bond Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is the 5-10 year component of the Bloomberg Taxable Municipal Bond Index.

4.
The Morningstar Intermediate Core Bond Category Average is representative of funds that invest primarily in investment-grade U.S. fixed-income issues including government, corporate, and securitized debt, and hold less than 5% in below-investment-grade exposures. Their durations (a measure of interest-rate sensitivity) typically range between 75% and 125% of the three-year average of the effective duration of the Morningstar Core Bond Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 2,254,496,745
Holdings Count | Holding	539
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$2,254,496,745%
Total number of portfolio holdings	539%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments
Portfolio Composition
Municipal Bonds	88.9%
Corporate Bonds	7.9%
Short-Term Investment	1.9%
U.S. Government & Federal Agencies	0.0%‡
Other Assets, Less Liabilities	1.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
State of Hawaii, 1.718%-5.159%, due 10/1/30-10/1/41	3.4%
City of New York, 1.623%-5.75%, due 8/1/28-2/1/42	3.2%
State of California, 5.10%-7.60%, due 9/1/35-10/1/41	3.0%
State of Illinois, 3.45%-7.35%, due 6/15/29-12/1/38	2.8%
Commonwealth of Massachusetts, 1.929%-5.50%, due 7/15/29-9/1/43	2.1%
State of Texas, 1.844%-5.157%, due 10/1/30-10/1/38	2.1%
New York State Dormitory Authority, 2.746%-5.289%, due 7/1/30-7/1/35	2.0%
Massachusetts Educational Financing Authority, 5.95%-6.166%, due 7/1/44-7/1/50	2.0%
New York City Housing Development Corp., 5.458%-6.033%, due 12/15/31	1.9%
New York City Transitional Finance Authority, 1.97%-5.65%, due 11/1/30-11/1/35	1.8%
* Excluding short-term investments

C000221691 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	SIMPLE Class
Trading Symbol	MHHSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$57	1.14%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%	[14],[15]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	1.83%	6.70%	3.57%	4.23%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	(0.20)%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.13%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	4.66%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 10,544,513,237
Holdings Count | Holding	632
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments

C000060792 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Investor Class
Trading Symbol	MHHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$58	1.16%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%	[16],[17]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(2.26)%	2.41%	2.83%	4.60%
Investor Class Shares - Excluding sales charges		1.82%	6.68%	3.68%	5.09%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 10,544,513,237
Holdings Count | Holding	632
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments

C000127160 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class R6
Trading Symbol	MHYSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$28	0.57%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%	[18],[19]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	2.15%	7.40%	4.26%	5.62%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 17, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 10,544,513,237
Holdings Count | Holding	632
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments

C000166835 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class R3
Trading Symbol	MHYTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$66	1.31%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[20],[21]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R3 Shares	2/29/2016	1.77%	6.59%	3.50%	4.85%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 10,544,513,237
Holdings Count | Holding	632
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments

C000057099 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class R2
Trading Symbol	MHYRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R2	$53	1.06%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%	[22],[23]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R2 Shares	5/1/2008	1.89%	6.85%	3.76%	5.12%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 10,544,513,237
Holdings Count | Holding	632
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments

C000018696 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class I
Trading Symbol	MHYIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$36	0.71%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[24],[25]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	2.07%	7.21%	4.12%	5.47%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 10,544,513,237
Holdings Count | Holding	632
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments

C000018695 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class C
Trading Symbol	MYHCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$96	1.91%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.91%	[26],[27]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	0.66%	4.96%	2.92%	4.31%
Class C Shares - Excluding sales charges		1.66%	5.96%	2.92%	4.31%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 10,544,513,237
Holdings Count | Holding	632
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments

C000018693 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class A
Trading Symbol	MHCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$48	0.96%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.96%	[28],[29]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	(2.46)%	2.14%	2.91%	4.74%
Class A Shares - Excluding sales charges		2.14%	6.95%	3.87%	5.22%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. High Yield Constrained Index[3]		2.31%	8.71%	4.32%	5.80%
Morningstar High Yield Bond Category Average[4]		2.30%	8.50%	4.03%	5.16%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

4.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 10,544,513,237
Holdings Count | Holding	632
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$10,544,513,237%
Total number of portfolio holdings	632%
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	87.0%
Loan Assignments	5.6%
Common Stocks	0.9%
Preferred Stock	0.4%
Exchange-Traded Funds	0.4%
Convertible Bonds	0.4%
Foreign Government Bond	0.0%‡
Other Assets, Less Liabilities	5.3%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.7%
Talen Energy Supply LLC, 6.125%-6.50%, due 5/17/30-2/1/36	1.3%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 1/15/30-3/31/34	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
IHO Verwaltungs GmbH, 6.375%-8.00%, due 5/15/29-5/15/33	1.1%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
NRG Energy, Inc., 5.75%-6.25%, due 2/1/33-5/15/36	1.1%
LifePoint Health, Inc., 5.375%-10.00%, due 1/15/29-5/1/34	1.0%
* Excluding short-term investments

C000018697 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Money Market Fund
Class Name	Class A
Trading Symbol	MMAXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$26	0.52%
1.	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[30]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares	1/3/1995	1.65%	3.63%	3.14%	1.95%
Average Lipper Money Market Fund[2]		1.70%	3.73%	3.22%	2.06%
1.	Not annualized.
2.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 538,242,507
Holdings Count | Holding	29
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$538,242,507
Total number of portfolio holdings	29

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	40.6%
Repurchase Agreements	30.4%
U.S. Treasury Debt	29.0%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

C000018699 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Money Market Fund
Class Name	Class C
Trading Symbol	MSCXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$39	0.79%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[31],[32]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares	9/1/1998	1.52%	3.35%	2.91%	1.76%
Average Lipper Money Market Fund[2]		1.70%	3.73%	3.22%	2.06%
1.	Not annualized.
2.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 538,242,507
Holdings Count | Holding	29
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$538,242,507
Total number of portfolio holdings	29

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	40.6%
Repurchase Agreements	30.4%
U.S. Treasury Debt	29.0%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

C000060793 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Money Market Fund
Class Name	Investor Class
Trading Symbol	MKTXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$39	0.79%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[33],[34]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares	2/28/2008	1.52%	3.35%	2.91%	1.76%
Average Lipper Money Market Fund[2]		1.70%	3.73%	3.22%	2.06%
1.	Not annualized.
2.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 538,242,507
Holdings Count | Holding	29
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$538,242,507
Total number of portfolio holdings	29

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	40.6%
Repurchase Agreements	30.4%
U.S. Treasury Debt	29.0%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

C000221692 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Money Market Fund
Class Name	SIMPLE Class
Trading Symbol	MIPXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Money Market Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
SIMPLE Class	$23	0.46%
1.	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[35]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an equally weighted performance average of money market funds and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	1.68%	3.70%	3.12%	2.75%
Average Lipper Money Market Fund[2]		1.70%	3.73%	3.22%	2.67%
1.	Not annualized.
2.
The Average Lipper Money Market Fund is an equally weighted performance average adjusted for capital gains distributions and income dividends of all of the money market funds in the Lipper Universe. Lipper Inc., a wholly-owned subsidiary of Reuters Group PLC, is an independent monitor of mutual fund performance. Lipper averages are not class specific. Lipper returns are unaudited. Results are based on average total returns of similar funds with all dividend and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 538,242,507
Holdings Count | Holding	29
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$538,242,507
Total number of portfolio holdings	29

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Portfolio Composition
Commercial Paper	40.6%
Repurchase Agreements	30.4%
U.S. Treasury Debt	29.0%
Other Assets, Less Liabilities	(0.0)%‡
‡ Less than one-tenth of a percent.

C000060794 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund
Class Name	Investor Class
Trading Symbol	MKINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$39	0.78%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[36],[37]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(1.11)%	3.58%	(0.32)%	1.70%
Investor Class Shares - Excluding sales charges		1.42%	6.24%	0.50%	2.17%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Morningstar Muni National Long Category Average[3]		1.44%	6.17%	0.47%	1.97%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 9,398,851,339
Holdings Count | Holding	1,055
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,398,851,339%
Total number of portfolio holdings	1,055%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments
Top States
California	13.2%
Texas	10.6%
New York	10.3%
Illinois	8.9%
Alabama	4.8%
Florida	4.4%
Georgia	3.6%
Pennsylvania	3.5%
New Hampshire	3.4%
Massachusetts	2.7%
Other	34.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments

C000185560 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund
Class Name	Class R6
Trading Symbol	MTBDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$22	0.43%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[38],[39]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	11/1/2019	1.61%	6.64%	0.84%	1.85%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.64%
Morningstar Muni National Long Category Average[3]		1.44%	6.17%	0.47%	1.36%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 9,398,851,339
Holdings Count | Holding	1,055
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,398,851,339%
Total number of portfolio holdings	1,055%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments
Top States
California	13.2%
Texas	10.6%
New York	10.3%
Illinois	8.9%
Alabama	4.8%
Florida	4.4%
Georgia	3.6%
Pennsylvania	3.5%
New Hampshire	3.4%
Massachusetts	2.7%
Other	34.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments

C000082082 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund
Class Name	Class I
Trading Symbol	MTBIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$24	0.48%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[40],[41]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/21/2009	1.58%	6.59%	0.79%	2.44%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Morningstar Muni National Long Category Average[3]		1.44%	6.17%	0.47%	1.97%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 21, 2009
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 9,398,851,339
Holdings Count | Holding	1,055
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,398,851,339%
Total number of portfolio holdings	1,055%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments
Top States
California	13.2%
Texas	10.6%
New York	10.3%
Illinois	8.9%
Alabama	4.8%
Florida	4.4%
Georgia	3.6%
Pennsylvania	3.5%
New Hampshire	3.4%
Massachusetts	2.7%
Other	34.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments

C000221693 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund
Class Name	Class C2
Trading Symbol	MTSPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C2	$59	1.18%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[42],[43]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class C2 Shares - Including sales charges	8/31/2020	0.23%	4.85%	0.10%	0.61%
Class C2 Shares - Excluding sales charges		1.23%	5.85%	0.10%	0.61%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	1.21%
Morningstar Muni National Long Category Average[3]		1.44%	6.17%	0.47%	1.05%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 9,398,851,339
Holdings Count | Holding	1,055
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,398,851,339%
Total number of portfolio holdings	1,055%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments
Top States
California	13.2%
Texas	10.6%
New York	10.3%
Illinois	8.9%
Alabama	4.8%
Florida	4.4%
Georgia	3.6%
Pennsylvania	3.5%
New Hampshire	3.4%
Massachusetts	2.7%
Other	34.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments

C000018702 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund
Class Name	Class C
Trading Symbol	MTFCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$52	1.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[44],[45]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	0.31%	5.00%	0.25%	1.92%
Class C Shares - Excluding sales charges		1.30%	6.00%	0.25%	1.92%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Morningstar Muni National Long Category Average[3]		1.44%	6.17%	0.47%	1.97%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 9,398,851,339
Holdings Count | Holding	1,055
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,398,851,339%
Total number of portfolio holdings	1,055%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments
Top States
California	13.2%
Texas	10.6%
New York	10.3%
Illinois	8.9%
Alabama	4.8%
Florida	4.4%
Georgia	3.6%
Pennsylvania	3.5%
New Hampshire	3.4%
Massachusetts	2.7%
Other	34.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments

C000018700 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Tax Free Bond Fund
Class Name	Class A
Trading Symbol	MTBAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Tax Free Bond Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$37	0.73%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[46],[47]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	(1.59)%	3.24%	(0.36)%	1.73%
Class A Shares - Excluding sales charges		1.46%	6.44%	0.56%	2.20%
Bloomberg Municipal Bond Index[2]		1.29%	6.34%	0.90%	2.20%
Morningstar Muni National Long Category Average[3]		1.44%	6.17%	0.47%	1.97%
1.	Not annualized.
2.
The Fund has selected the Bloomberg Municipal Bond Index to represent a broad measure of market performance. The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.

3.
The Morningstar Muni National Long Category Average is representative of funds that invest in bonds issued by various state and local governments to fund public projects. The income from these bonds is generally free from federal taxes. These funds have durations of more than 7 years. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 9,398,851,339
Holdings Count | Holding	1,055
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$9,398,851,339%
Total number of portfolio holdings	1,055%
Portfolio turnover rate	19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments
Top States
California	13.2%
Texas	10.6%
New York	10.3%
Illinois	8.9%
Alabama	4.8%
Florida	4.4%
Georgia	3.6%
Pennsylvania	3.5%
New Hampshire	3.4%
Massachusetts	2.7%
Other	34.6%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
New Hampshire Business Finance Authority, 3.00%-6.89%, due 4/1/34-11/1/64	3.1%
California Community Choice Financing Authority, 3.902%-5.25%, due 11/1/33-4/1/56	3.0%
Los Angeles Department of Water & Power, 5.00%-6.603%, due 7/1/28-7/1/53	2.7%
Chicago O'Hare International Airport, 4.00%-5.50%, due 1/1/28-1/1/60	2.5%
Black Belt Energy Gas District, 3.74%-5.50%, due 12/1/34-12/1/55	2.1%
New York City Transitional Finance Authority, 3.00%-5.50%, due 5/1/40-5/1/53	1.8%
San Francisco City & County Airport Commission, 5.00%-5.50%, due 5/1/31-5/1/55	1.8%
Main Street Natural Gas, Inc., 4.00%-5.50%, due 9/15/27-5/1/55	1.7%
Southeast Energy Authority A Cooperative District, 4.00%-5.25%, due 11/1/35-1/1/56	1.4%
Chicago Board of Education, (zero coupon)-6.00%, due 12/1/26-4/1/48	1.3%
* Excluding short-term investments

C000018703 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Convertible Fund
Class Name	Class A
Trading Symbol	MCOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$49	0.92%
1.	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[48]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	9.43%	26.03%	5.94%	10.70%
Class A Shares - Excluding sales charges		15.80%	33.37%	7.14%	11.32%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. Convertible Index[3]		13.28%	36.28%	6.79%	12.76%
Morningstar Convertibles Category Average[4]		10.01%	31.02%	5.18%	10.98%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,799,407,950
Holdings Count | Holding	106
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,799,407,950%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	4.8%
Western Digital Corp., 3.00%, due 11/15/28	4.4%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.9%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	2.2%
ON Semiconductor Corp., (zero coupon), due 5/1/27	2.1%
Planet Labs PBC, 0.50%, due 10/15/30	1.8%
MKS, Inc., 1.25%, due 6/1/30	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	84.6%
Convertible Preferred Stocks	9.4%
Short-Term Investments	9.0%
Other Assets, Less Liabilities	(3.0)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	4.8%
Western Digital Corp., 3.00%, due 11/15/28	4.4%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.9%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	2.2%
ON Semiconductor Corp., (zero coupon), due 5/1/27	2.1%
Planet Labs PBC, 0.50%, due 10/15/30	1.8%
MKS, Inc., 1.25%, due 6/1/30	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
* Excluding short-term investments

C000018705 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Convertible Fund
Class Name	Class C
Trading Symbol	MCCVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$102	1.90%
1.	Annualized.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.90%	[49]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	14.28%	31.03%	6.10%	10.28%
Class C Shares - Excluding sales charges		15.28%	32.03%	6.10%	10.28%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. Convertible Index[3]		13.28%	36.28%	6.79%	12.76%
Morningstar Convertibles Category Average[4]		10.01%	31.02%	5.18%	10.98%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,799,407,950
Holdings Count | Holding	106
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,799,407,950%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	4.8%
Western Digital Corp., 3.00%, due 11/15/28	4.4%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.9%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	2.2%
ON Semiconductor Corp., (zero coupon), due 5/1/27	2.1%
Planet Labs PBC, 0.50%, due 10/15/30	1.8%
MKS, Inc., 1.25%, due 6/1/30	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	84.6%
Convertible Preferred Stocks	9.4%
Short-Term Investments	9.0%
Other Assets, Less Liabilities	(3.0)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	4.8%
Western Digital Corp., 3.00%, due 11/15/28	4.4%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.9%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	2.2%
ON Semiconductor Corp., (zero coupon), due 5/1/27	2.1%
Planet Labs PBC, 0.50%, due 10/15/30	1.8%
MKS, Inc., 1.25%, due 6/1/30	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
* Excluding short-term investments

C000087595 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Convertible Fund
Class Name	Class I
Trading Symbol	MCNVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$33	0.61%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.61%	[50],[51]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	11/28/2008	16.03%	33.78%	7.49%	11.69%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. Convertible Index[3]		13.28%	36.28%	6.79%	12.76%
Morningstar Convertibles Category Average[4]		10.01%	31.02%	5.18%	10.98%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Nov. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,799,407,950
Holdings Count | Holding	106
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,799,407,950%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	4.8%
Western Digital Corp., 3.00%, due 11/15/28	4.4%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.9%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	2.2%
ON Semiconductor Corp., (zero coupon), due 5/1/27	2.1%
Planet Labs PBC, 0.50%, due 10/15/30	1.8%
MKS, Inc., 1.25%, due 6/1/30	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	84.6%
Convertible Preferred Stocks	9.4%
Short-Term Investments	9.0%
Other Assets, Less Liabilities	(3.0)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	4.8%
Western Digital Corp., 3.00%, due 11/15/28	4.4%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.9%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	2.2%
ON Semiconductor Corp., (zero coupon), due 5/1/27	2.1%
Planet Labs PBC, 0.50%, due 10/15/30	1.8%
MKS, Inc., 1.25%, due 6/1/30	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
* Excluding short-term investments

C000060795 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay Convertible Fund
Class Name	Investor Class
Trading Symbol	MCINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI MacKay Convertible Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$62	1.15%
1.	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.15%	[52]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	9.93%	26.38%	5.82%	10.48%
Investor Class Shares - Excluding sales charges		15.71%	33.04%	6.91%	11.10%
Bloomberg U.S. Aggregate Bond Index[2]		0.54%	4.06%	0.18%	1.67%
ICE BofA U.S. Convertible Index[3]		13.28%	36.28%	6.79%	12.76%
Morningstar Convertibles Category Average[4]		10.01%	31.02%	5.18%	10.98%
1.	Not annualized.
2.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

3.
The ICE BofA U.S. Convertible Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the ICE BofA U.S. Convertible Index, bonds and preferred stocks must be convertible only to common stock.

4.
The Morningstar Convertibles Category Average is representative of funds that are designed to offer some of the capital-appreciation potential of stock funds while also supplying some of the safety and yield of bond funds. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,799,407,950
Holdings Count | Holding	106
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,799,407,950%
Total number of portfolio holdings	106%
Portfolio turnover rate	15%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	4.8%
Western Digital Corp., 3.00%, due 11/15/28	4.4%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.9%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	2.2%
ON Semiconductor Corp., (zero coupon), due 5/1/27	2.1%
Planet Labs PBC, 0.50%, due 10/15/30	1.8%
MKS, Inc., 1.25%, due 6/1/30	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
* Excluding short-term investments
Portfolio Composition
Convertible Bonds	84.6%
Convertible Preferred Stocks	9.4%
Short-Term Investments	9.0%
Other Assets, Less Liabilities	(3.0)%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Lumentum Holdings, Inc., 0.50%, due 6/15/28	4.8%
Western Digital Corp., 3.00%, due 11/15/28	4.4%
Advanced Energy Industries, Inc., 2.50%, due 9/15/28	2.9%
Welltower OP LLC, 3.125%, due 7/15/29	2.7%
Mirum Pharmaceuticals, Inc., 4.00%, due 5/1/29	2.2%
ON Semiconductor Corp., (zero coupon), due 5/1/27	2.1%
Planet Labs PBC, 0.50%, due 10/15/30	1.8%
MKS, Inc., 1.25%, due 6/1/30	1.7%
Lantheus Holdings, Inc., 2.625%, due 12/15/27	1.7%
QXO, Inc., 5.50%	1.7%
* Excluding short-term investments

C000221696 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund
Class Name	SIMPLE Class
Trading Symbol	MTISX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$64	1.23%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%	[53],[54]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	10.40%	23.71%	6.67%	7.98%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	13.63%
Bloomberg U.S. Aggregate Bond Index[3]		0.54%	4.06%	0.18%	(0.20)%
Blended Benchmark Index[4]		4.41%	18.70%	6.89%	8.09%
Morningstar Global Moderate Allocation Category Average[5]		8.00%	21.73%	6.49%	8.44%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,135,009,147
Holdings Count | Holding	616
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,135,009,147%
Total number of portfolio holdings	616%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.7%
Corporate Bonds	11.5%
Mortgage-Backed Securities	10.0%
U.S. Government & Federal Agencies	5.1%
Asset-Backed Securities	3.7%
Short-Term Investments	2.8%
Loan Assignments	1.0%
Foreign Government Bonds	0.9%
Other Assets, Less Liabilities	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments

C000060796 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund
Class Name	Investor Class
Trading Symbol	MTINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$67	1.28%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.28%	[55],[56]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	7.65%	20.64%	6.21%	6.71%
Investor Class Shares - Excluding sales charges		10.41%	23.74%	6.75%	7.31%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Bloomberg U.S. Aggregate Bond Index[3]		0.54%	4.06%	0.18%	1.67%
Blended Benchmark Index[4]		4.41%	18.70%	6.89%	8.37%
Morningstar Global Moderate Allocation Category Average[5]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,135,009,147
Holdings Count | Holding	616
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,135,009,147%
Total number of portfolio holdings	616%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.7%
Corporate Bonds	11.5%
Mortgage-Backed Securities	10.0%
U.S. Government & Federal Agencies	5.1%
Asset-Backed Securities	3.7%
Short-Term Investments	2.8%
Loan Assignments	1.0%
Foreign Government Bonds	0.9%
Other Assets, Less Liabilities	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments

C000185564 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund
Class Name	Class R6
Trading Symbol	MTODX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$36	0.68%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[57],[58]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	2/28/2018	10.70%	24.48%	7.36%	7.89%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	11.92%
Bloomberg U.S. Aggregate Bond Index[3]		0.54%	4.06%	0.18%	1.97%
Blended Benchmark Index[4]		4.41%	18.70%	6.89%	8.11%
Morningstar Global Moderate Allocation Category Average[5]		8.00%	21.73%	6.49%	7.08%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,135,009,147
Holdings Count | Holding	616
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,135,009,147%
Total number of portfolio holdings	616%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.7%
Corporate Bonds	11.5%
Mortgage-Backed Securities	10.0%
U.S. Government & Federal Agencies	5.1%
Asset-Backed Securities	3.7%
Short-Term Investments	2.8%
Loan Assignments	1.0%
Foreign Government Bonds	0.9%
Other Assets, Less Liabilities	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments

C000018709 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund
Class Name	Class I
Trading Symbol	MTOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$40	0.76%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[59],[60]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	10.66%	24.33%	7.27%	7.78%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Bloomberg U.S. Aggregate Bond Index[3]		0.54%	4.06%	0.18%	1.67%
Blended Benchmark Index[4]		4.41%	18.70%	6.89%	8.37%
Morningstar Global Moderate Allocation Category Average[5]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,135,009,147
Holdings Count | Holding	616
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,135,009,147%
Total number of portfolio holdings	616%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.7%
Corporate Bonds	11.5%
Mortgage-Backed Securities	10.0%
U.S. Government & Federal Agencies	5.1%
Asset-Backed Securities	3.7%
Short-Term Investments	2.8%
Loan Assignments	1.0%
Foreign Government Bonds	0.9%
Other Assets, Less Liabilities	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments

C000018708 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund
Class Name	Class C
Trading Symbol	MCTRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$106	2.03%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.03%	[61],[62]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	8.97%	21.74%	5.95%	6.50%
Class C Shares - Excluding sales charges		9.97%	22.74%	5.95%	6.50%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Bloomberg U.S. Aggregate Bond Index[3]		0.54%	4.06%	0.18%	1.67%
Blended Benchmark Index[4]		4.41%	18.70%	6.89%	8.37%
Morningstar Global Moderate Allocation Category Average[5]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,135,009,147
Holdings Count | Holding	616
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,135,009,147%
Total number of portfolio holdings	616%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.7%
Corporate Bonds	11.5%
Mortgage-Backed Securities	10.0%
U.S. Government & Federal Agencies	5.1%
Asset-Backed Securities	3.7%
Short-Term Investments	2.8%
Loan Assignments	1.0%
Foreign Government Bonds	0.9%
Other Assets, Less Liabilities	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments

C000018706 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Income Builder Fund
Class Name	Class A
Trading Symbol	MTRAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$53	1.01%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%	[63],[64]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	7.21%	20.32%	6.35%	6.90%
Class A Shares - Excluding sales charges		10.53%	24.04%	7.00%	7.51%
MSCI World Index (Net)[2]		6.83%	29.16%	11.29%	12.65%
Bloomberg U.S. Aggregate Bond Index[3]		0.54%	4.06%	0.18%	1.67%
Blended Benchmark Index[4]		4.41%	18.70%	6.89%	8.37%
Morningstar Global Moderate Allocation Category Average[5]		8.00%	21.73%	6.49%	7.40%
1.	Not annualized.
2.
The Fund has selected the MSCI World Index (Net) to represent a broad measure of market performance. The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

3.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

4.	The Blended Benchmark Index is comprised of the MSCI World Index (Net) and the Bloomberg U.S. Aggregate Bond Index weighted 60%/40%.
5.
Morningstar Global Moderate Allocation Category Average funds seek to provide both income and capital appreciation by primarily investing in multiple asset classes, including stocks, bonds, and cash. These moderate strategies seek to balance preservation of capital with appreciation. They typically expect volatility similar to a strategic equity exposure between 50% and 70%. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 1,135,009,147
Holdings Count | Holding	616
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$1,135,009,147%
Total number of portfolio holdings	616%
Portfolio turnover rate	29%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments
Portfolio Composition
Common Stocks	64.7%
Corporate Bonds	11.5%
Mortgage-Backed Securities	10.0%
U.S. Government & Federal Agencies	5.1%
Asset-Backed Securities	3.7%
Short-Term Investments	2.8%
Loan Assignments	1.0%
Foreign Government Bonds	0.9%
Other Assets, Less Liabilities	0.3%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
GNMA, (zero coupon)-7.881%, due 7/20/44-3/16/66	2.0%
UMBS, 30 Year, 2.00%-6.00%, due 8/1/48-9/1/54	2.0%
Broadcom, Inc.	1.6%
Cisco Systems, Inc.	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.5%
Dell Technologies, Inc., Class C	1.5%
Hewlett Packard Enterprise Co.	1.4%
Analog Devices, Inc.	1.4%
Texas Instruments, Inc.	1.3%
Microsoft Corp.	1.2%
* Excluding short-term investments

C000018710 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	MGHAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$58	1.15%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[65],[66]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	(3.06)%	7.55%	1.23%	3.03%
Class A Shares - Excluding sales charges		1.50%	12.62%	2.17%	3.50%
JPMorgan EMBI Global Diversified Index[2]		2.72%	13.79%	2.60%	3.86%
Morningstar Emerging Markets Bond Category Average[3]		3.21%	13.09%	2.92%	4.01%
1.	Not annualized.
2.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

3.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 56,748,344
Holdings Count | Holding	103
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$56,748,344%
Total number of portfolio holdings	103%
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Hungary Government Bond, 4.875%-7.625%, due 3/26/36-3/29/41	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/3/31-1/21/41	4.5%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.125%-7.125%, due 9/16/30-7/11/39	3.9%
Egypt Government Bond, 6.588%-8.70%, due 2/21/28-2/16/61	3.9%
Mexico Government Bond, 3.75%-6.625%, due 5/7/36-4/19/71	3.7%
Nigeria Government Bond, 6.125%-10.375%, due 9/28/28-9/28/51	3.7%
Turkey Government Bond, 5.75%-9.875%, due 1/15/28-5/11/47	3.6%
Chile Government Bond, 2.55%-5.65%, due 7/27/33-9/21/71	3.6%
Ecuador Government Bond, 6.90%-9.25%, due 7/31/30-1/29/39	3.1%
* Excluding short-term investments
Top Countries
Hungary	5.4%
Dominican Republic	4.5%
Argentina	4.4%
Romania	3.9%
Egypt	3.9%
Mexico	3.7%
Nigeria	3.7%
Turkey	3.6%
Chile	3.6%
Brazil	3.6%
Other	59.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Hungary Government Bond, 4.875%-7.625%, due 3/26/36-3/29/41	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/3/31-1/21/41	4.5%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.125%-7.125%, due 9/16/30-7/11/39	3.9%
Egypt Government Bond, 6.588%-8.70%, due 2/21/28-2/16/61	3.9%
Mexico Government Bond, 3.75%-6.625%, due 5/7/36-4/19/71	3.7%
Nigeria Government Bond, 6.125%-10.375%, due 9/28/28-9/28/51	3.7%
Turkey Government Bond, 5.75%-9.875%, due 1/15/28-5/11/47	3.6%
Chile Government Bond, 2.55%-5.65%, due 7/27/33-9/21/71	3.6%
Ecuador Government Bond, 6.90%-9.25%, due 7/31/30-1/29/39	3.1%
* Excluding short-term investments

C000018712 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	MHYCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$117	2.35%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.35%	[67],[68]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	(0.15)%	10.29%	0.98%	2.37%
Class C Shares - Excluding sales charges		0.83%	11.29%	0.98%	2.37%
JPMorgan EMBI Global Diversified Index[2]		2.72%	13.79%	2.60%	3.86%
Morningstar Emerging Markets Bond Category Average[3]		3.21%	13.09%	2.92%	4.01%
1.	Not annualized.
2.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

3.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 56,748,344
Holdings Count | Holding	103
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$56,748,344%
Total number of portfolio holdings	103%
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Hungary Government Bond, 4.875%-7.625%, due 3/26/36-3/29/41	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/3/31-1/21/41	4.5%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.125%-7.125%, due 9/16/30-7/11/39	3.9%
Egypt Government Bond, 6.588%-8.70%, due 2/21/28-2/16/61	3.9%
Mexico Government Bond, 3.75%-6.625%, due 5/7/36-4/19/71	3.7%
Nigeria Government Bond, 6.125%-10.375%, due 9/28/28-9/28/51	3.7%
Turkey Government Bond, 5.75%-9.875%, due 1/15/28-5/11/47	3.6%
Chile Government Bond, 2.55%-5.65%, due 7/27/33-9/21/71	3.6%
Ecuador Government Bond, 6.90%-9.25%, due 7/31/30-1/29/39	3.1%
* Excluding short-term investments
Top Countries
Hungary	5.4%
Dominican Republic	4.5%
Argentina	4.4%
Romania	3.9%
Egypt	3.9%
Mexico	3.7%
Nigeria	3.7%
Turkey	3.6%
Chile	3.6%
Brazil	3.6%
Other	59.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Hungary Government Bond, 4.875%-7.625%, due 3/26/36-3/29/41	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/3/31-1/21/41	4.5%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.125%-7.125%, due 9/16/30-7/11/39	3.9%
Egypt Government Bond, 6.588%-8.70%, due 2/21/28-2/16/61	3.9%
Mexico Government Bond, 3.75%-6.625%, due 5/7/36-4/19/71	3.7%
Nigeria Government Bond, 6.125%-10.375%, due 9/28/28-9/28/51	3.7%
Turkey Government Bond, 5.75%-9.875%, due 1/15/28-5/11/47	3.6%
Chile Government Bond, 2.55%-5.65%, due 7/27/33-9/21/71	3.6%
Ecuador Government Bond, 6.90%-9.25%, due 7/31/30-1/29/39	3.1%
* Excluding short-term investments

C000052120 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Debt Fund
Class Name	Class I
Trading Symbol	MGHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$43	0.85%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[69],[70]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	8/31/2007	1.70%	13.00%	2.46%	3.79%
JPMorgan EMBI Global Diversified Index[2]		2.72%	13.79%	2.60%	3.86%
Morningstar Emerging Markets Bond Category Average[3]		3.21%	13.09%	2.92%	4.01%
1.	Not annualized.
2.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

3.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2007
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 56,748,344
Holdings Count | Holding	103
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$56,748,344%
Total number of portfolio holdings	103%
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Hungary Government Bond, 4.875%-7.625%, due 3/26/36-3/29/41	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/3/31-1/21/41	4.5%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.125%-7.125%, due 9/16/30-7/11/39	3.9%
Egypt Government Bond, 6.588%-8.70%, due 2/21/28-2/16/61	3.9%
Mexico Government Bond, 3.75%-6.625%, due 5/7/36-4/19/71	3.7%
Nigeria Government Bond, 6.125%-10.375%, due 9/28/28-9/28/51	3.7%
Turkey Government Bond, 5.75%-9.875%, due 1/15/28-5/11/47	3.6%
Chile Government Bond, 2.55%-5.65%, due 7/27/33-9/21/71	3.6%
Ecuador Government Bond, 6.90%-9.25%, due 7/31/30-1/29/39	3.1%
* Excluding short-term investments
Top Countries
Hungary	5.4%
Dominican Republic	4.5%
Argentina	4.4%
Romania	3.9%
Egypt	3.9%
Mexico	3.7%
Nigeria	3.7%
Turkey	3.6%
Chile	3.6%
Brazil	3.6%
Other	59.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Hungary Government Bond, 4.875%-7.625%, due 3/26/36-3/29/41	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/3/31-1/21/41	4.5%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.125%-7.125%, due 9/16/30-7/11/39	3.9%
Egypt Government Bond, 6.588%-8.70%, due 2/21/28-2/16/61	3.9%
Mexico Government Bond, 3.75%-6.625%, due 5/7/36-4/19/71	3.7%
Nigeria Government Bond, 6.125%-10.375%, due 9/28/28-9/28/51	3.7%
Turkey Government Bond, 5.75%-9.875%, due 1/15/28-5/11/47	3.6%
Chile Government Bond, 2.55%-5.65%, due 7/27/33-9/21/71	3.6%
Ecuador Government Bond, 6.90%-9.25%, due 7/31/30-1/29/39	3.1%
* Excluding short-term investments

C000060797 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Candriam Emerging Markets Debt Fund
Class Name	Investor Class
Trading Symbol	MGHHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Candriam Emerging Markets Debt Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$80	1.60%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%	[71],[72]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. Effective February 28, 2017, the Fund's principal investment strategies changed. Effective June 21, 2019, the Fund's subadvisor, investment objective and principal investment strategies changed. The performance in the graph and table prior to those dates reflects the Fund’s prior subadvisor, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(2.78)%	7.55%	0.89%	2.67%
Investor Class Shares - Excluding sales charges		1.27%	12.03%	1.72%	3.14%
JPMorgan EMBI Global Diversified Index[2]		2.72%	13.79%	2.60%	3.86%
Morningstar Emerging Markets Bond Category Average[3]		3.21%	13.09%	2.92%	4.01%
1.	Not annualized.
2.
The Fund has selected the JPMorgan EMBI Global Diversified Index to represent a broad measure of market performance. The JPMorgan EMBI Global Diversified Index is a market-capitalization weighted, total return index tracking the traded market for U.S. dollar-denominated Brady Bonds, Eurobonds, traded loans and local market debt instruments issued by sovereign and quasi-sovereign entities.

3.
The Morningstar Emerging Markets Bond Category Average is representative of funds that invest more than 65% of their assets in foreign bonds from developing countries. The largest portion of the emerging-markets bond market comes from Latin America, followed by Eastern Europe. Africa, the Middle East, and Asia make up the rest. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 56,748,344
Holdings Count | Holding	103
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$56,748,344%
Total number of portfolio holdings	103%
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Hungary Government Bond, 4.875%-7.625%, due 3/26/36-3/29/41	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/3/31-1/21/41	4.5%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.125%-7.125%, due 9/16/30-7/11/39	3.9%
Egypt Government Bond, 6.588%-8.70%, due 2/21/28-2/16/61	3.9%
Mexico Government Bond, 3.75%-6.625%, due 5/7/36-4/19/71	3.7%
Nigeria Government Bond, 6.125%-10.375%, due 9/28/28-9/28/51	3.7%
Turkey Government Bond, 5.75%-9.875%, due 1/15/28-5/11/47	3.6%
Chile Government Bond, 2.55%-5.65%, due 7/27/33-9/21/71	3.6%
Ecuador Government Bond, 6.90%-9.25%, due 7/31/30-1/29/39	3.1%
* Excluding short-term investments
Top Countries
Hungary	5.4%
Dominican Republic	4.5%
Argentina	4.4%
Romania	3.9%
Egypt	3.9%
Mexico	3.7%
Nigeria	3.7%
Turkey	3.6%
Chile	3.6%
Brazil	3.6%
Other	59.7%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Hungary Government Bond, 4.875%-7.625%, due 3/26/36-3/29/41	5.4%
Dominican Republic Government Bond, 4.875%-7.05%, due 2/3/31-1/21/41	4.5%
Argentina Government Bond, 0.75%-4.125%, due 7/9/30-7/9/46	4.4%
Romanian Government Bond, 5.125%-7.125%, due 9/16/30-7/11/39	3.9%
Egypt Government Bond, 6.588%-8.70%, due 2/21/28-2/16/61	3.9%
Mexico Government Bond, 3.75%-6.625%, due 5/7/36-4/19/71	3.7%
Nigeria Government Bond, 6.125%-10.375%, due 9/28/28-9/28/51	3.7%
Turkey Government Bond, 5.75%-9.875%, due 1/15/28-5/11/47	3.6%
Chile Government Bond, 2.55%-5.65%, due 7/27/33-9/21/71	3.6%
Ecuador Government Bond, 6.90%-9.25%, due 7/31/30-1/29/39	3.1%
* Excluding short-term investments

C000060799 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund
Class Name	Investor Class
Trading Symbol	MCSSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$61	1.21%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.21%	[73],[74]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(2.50)%	(8.24)%	4.52%	9.86%
Investor Class Shares - Excluding sales charges		2.63%	(3.41)%	5.60%	10.48%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 364,098,615
Holdings Count | Holding	36
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$364,098,615%
Total number of portfolio holdings	36%
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.9%
Insurance	8.7%
Chemicals	8.5%
Machinery	8.5%
Electronic Equipment, Instruments & Components	6.9%
Software	5.6%
Banks	5.1%
Household Durables	4.8%
Consumer Finance	4.6%
Ground Transportation	4.4%
Other	32.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments

C000179143 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund
Class Name	Class R6
Trading Symbol	MCSDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$31	0.61%
1.	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[75]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	4/26/2021	2.93%	(2.85)%	6.16%	6.20%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	11.79%
S&P 500®Index[3]		6.03%	31.05%	13.14%	13.08%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	10.70%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 364,098,615
Holdings Count | Holding	36
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$364,098,615%
Total number of portfolio holdings	36%
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.9%
Insurance	8.7%
Chemicals	8.5%
Machinery	8.5%
Electronic Equipment, Instruments & Components	6.9%
Software	5.6%
Banks	5.1%
Household Durables	4.8%
Consumer Finance	4.6%
Ground Transportation	4.4%
Other	32.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments

C000018722 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund
Class Name	Class I
Trading Symbol	MSOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$35	0.69%
1.	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[76]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	12/28/2004	2.91%	(2.92)%	6.11%	11.04%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Dec. 28, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 364,098,615
Holdings Count | Holding	36
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$364,098,615%
Total number of portfolio holdings	36%
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.9%
Insurance	8.7%
Chemicals	8.5%
Machinery	8.5%
Electronic Equipment, Instruments & Components	6.9%
Software	5.6%
Banks	5.1%
Household Durables	4.8%
Consumer Finance	4.6%
Ground Transportation	4.4%
Other	32.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments

C000018721 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund
Class Name	Class C
Trading Symbol	MGOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$98	1.96%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.96%	[77],[78]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	1.26%	(5.05)%	4.81%	9.65%
Class C Shares - Excluding sales charges		2.24%	(4.13)%	4.81%	9.65%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 364,098,615
Holdings Count | Holding	36
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$364,098,615%
Total number of portfolio holdings	36%
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.9%
Insurance	8.7%
Chemicals	8.5%
Machinery	8.5%
Electronic Equipment, Instruments & Components	6.9%
Software	5.6%
Banks	5.1%
Household Durables	4.8%
Consumer Finance	4.6%
Ground Transportation	4.4%
Other	32.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments

C000018719 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Enduring Capital Fund
Class Name	Class A
Trading Symbol	MSOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Enduring Capital Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$47	0.94%
1.	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[79]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. The Fund’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC. Effective March 5, 2021, the Fund replaced its subadvisor and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund's prior subadvisors, investment objective and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/1/1998	(2.87)%	(8.48)%	4.65%	10.13%
Class A Shares - Excluding sales charges		2.78%	(3.16)%	5.84%	10.76%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
S&P 500®Index[3]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Blend Category Average[4]		5.78%	27.72%	11.20%	13.77%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

4.
The Morningstar Large Blend Category Average is representative of funds that represent the overall U.S. stock market in size, growth rates and price. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. The blend style is assigned to funds where neither growth nor value characteristics predominate. These funds tend to invest across the spectrum of U.S. industries, and owing to their broad exposure, the funds' returns are often similar to those of the S&P 500® Index. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 364,098,615
Holdings Count | Holding	36
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$364,098,615%
Total number of portfolio holdings	36%
Portfolio turnover rate	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments
Top Industries
Commercial Services & Supplies	10.9%
Insurance	8.7%
Chemicals	8.5%
Machinery	8.5%
Electronic Equipment, Instruments & Components	6.9%
Software	5.6%
Banks	5.1%
Household Durables	4.8%
Consumer Finance	4.6%
Ground Transportation	4.4%
Other	32.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Linde plc	5.4%
PACCAR, Inc.	5.4%
M&T Bank Corp.	5.1%
NVR, Inc.	4.8%
Constellation Software, Inc.	4.8%
Progressive Corp. (The)	4.8%
Amphenol Corp., Class A	4.7%
Credit Acceptance Corp.	4.6%
Old Dominion Freight Line, Inc.	4.4%
Expeditors International of Washington, Inc.	4.3%
* Excluding short-term investments

C000018724 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class A
Trading Symbol	MLAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class A	$46	0.96%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.96%	[80],[81]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	7/1/1995	(10.47)%	14.11%	9.22%	15.83%
Class A Shares - Excluding sales charges		(5.26)%	20.75%	10.46%	16.49%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jul. 01, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 12,292,563,770
Holdings Count | Holding	54
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments

C000018726 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class C
Trading Symbol	MLACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class C	$90	1.87%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.87%	[82],[83]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	4/1/2005	(6.45)%	18.69%	9.39%	15.44%
Class C Shares - Excluding sales charges		(5.92)%	19.36%	9.39%	15.44%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 12,292,563,770
Holdings Count | Holding	54
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments

C000018727 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class I
Trading Symbol	MLAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$34	0.71%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.71%	[84],[85]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	4/1/2005	(5.13)%	21.17%	10.72%	16.78%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 12,292,563,770
Holdings Count | Holding	54
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments

C000018728 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class R1
Trading Symbol	MLRRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R1	$39	0.81%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.81%	[86],[87]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R1 Shares	4/1/2005	(5.23)%	21.01%	10.61%	16.66%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 12,292,563,770
Holdings Count | Holding	54
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments

C000018729 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class R2
Trading Symbol	MLRTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R2	$51	1.06%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.06%	[88],[89]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R2 Shares	4/1/2005	(5.31)%	20.66%	10.34%	16.38%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 01, 2005
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 12,292,563,770
Holdings Count | Holding	54
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments

C000030958 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class R3
Trading Symbol	MLGRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R3	$63	1.31%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.31%	[90],[91]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R3 Shares	4/28/2006	(5.56)%	20.29%	10.05%	16.08%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 28, 2006
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 12,292,563,770
Holdings Count | Holding	54
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments

C000127162 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Class R6
Trading Symbol	MLRSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$31	0.64%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%	[92],[93]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	(5.09)%	21.17%	10.82%	16.89%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 17, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 12,292,563,770
Holdings Count | Holding	54
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments

C000060800 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MLINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Investor Class	$54	1.12%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.12%	[94],[95]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	(10.12)%	14.50%	9.14%	15.68%
Investor Class Shares - Excluding sales charges		(5.39)%	20.52%	10.27%	16.33%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	18.26%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.26%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	15.87%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 12,292,563,770
Holdings Count | Holding	54
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments

C000221700 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI Winslow Large Cap Growth Fund
Class Name	SIMPLE Class
Trading Symbol	MLRMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI Winslow Large Cap Growth Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
SIMPLE Class	$57	1.17%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%	[96],[97]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	(5.38)%	20.57%	10.12%	11.19%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.64%
Russell 1000® Growth Index[3]		(1.49)%	30.63%	13.82%	14.80%
S&P 500®Index[4]		6.03%	31.05%	13.14%	15.27%
Morningstar Large Growth Category Average[5]		0.52%	29.03%	10.16%	11.90%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Growth Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

4.
The S&P 500® Index, which represents a broad measure of market performance, is generally representative of the market sectors or types of investments in which the Fund invests. S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

5.
The Morningstar Large Growth Category Average is representative of funds that invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth and high valuations. Most of these funds focus on companies in rapidly expanding industries. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 12,292,563,770
Holdings Count | Holding	54
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$12,292,563,770%
Total number of portfolio holdings	54%
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments
Top Industries
Semiconductors & Semiconductor Equipment	25.8%
Interactive Media & Services	11.6%
Software	11.0%
Technology Hardware, Storage & Peripherals	6.1%
Broadline Retail	4.7%
Aerospace & Defense	3.5%
Financial Services	3.4%
Pharmaceuticals	3.3%
Hotels, Restaurants & Leisure	3.1%
Electrical Equipment	3.0%
Other	24.5%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
NVIDIA Corp.	9.6%
Alphabet, Inc., Class C	7.7%
Broadcom, Inc.	6.7%
Microsoft Corp.	6.7%
Apple, Inc.	6.1%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	3.9%
Eli Lilly & Co.	2.4%
GE Vernova, Inc.	2.3%
GE Aerospace	2.3%
* Excluding short-term investments

C000060801 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund
Class Name	Investor Class
Trading Symbol	MSMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Investor Class	$66	1.25%
1.	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%	[98]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	6.50%	17.07%	7.52%	11.66%
Investor Class Shares - Excluding sales charges		12.11%	23.23%	8.63%	12.30%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Morningstar Large Value Category Average[4]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 943,453,841
Holdings Count | Holding	64
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$943,453,841%
Total number of portfolio holdings	64%
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments
Top Industries
Pharmaceuticals	11.0%
Capital Markets	8.7%
Banks	8.2%
Insurance	7.4%
Oil, Gas & Consumable Fuels	5.8%
Interactive Media & Services	5.5%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Providers & Services	4.0%
Communications Equipment	3.5%
Specialty Retail	3.0%
Other	38.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments

C000185571 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund
Class Name	Class R6
Trading Symbol	MMPDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class R6	$37	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[99],[100]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Since Inception
Class R6 Shares	4/26/2021	12.41%	23.92%	9.24%	9.33%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	11.79%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	10.35%
Morningstar Large Value Category Average[4]		11.40%	26.16%	10.13%	10.19%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 943,453,841
Holdings Count | Holding	64
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$943,453,841%
Total number of portfolio holdings	64%
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments
Top Industries
Pharmaceuticals	11.0%
Capital Markets	8.7%
Banks	8.2%
Insurance	7.4%
Oil, Gas & Consumable Fuels	5.8%
Interactive Media & Services	5.5%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Providers & Services	4.0%
Communications Equipment	3.5%
Specialty Retail	3.0%
Other	38.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments

C000018733 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund
Class Name	Class I
Trading Symbol	MUBFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1,2]
Class I	$37	0.70%
1.	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
2.	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[101],[102]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	1/21/1971	12.42%	23.95%	9.25%	12.89%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Morningstar Large Value Category Average[4]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 21, 1971
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 943,453,841
Holdings Count | Holding	64
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$943,453,841%
Total number of portfolio holdings	64%
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments
Top Industries
Pharmaceuticals	11.0%
Capital Markets	8.7%
Banks	8.2%
Insurance	7.4%
Oil, Gas & Consumable Fuels	5.8%
Interactive Media & Services	5.5%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Providers & Services	4.0%
Communications Equipment	3.5%
Specialty Retail	3.0%
Other	38.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments

C000018732 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund
Class Name	Class C
Trading Symbol	MMPCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$105	2.00%
1.	Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.00%	[103]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	6/9/1999	10.74%	21.35%	7.82%	11.46%
Class C Shares - Excluding sales charges		11.74%	22.35%	7.82%	11.46%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Morningstar Large Value Category Average[4]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 09, 1999
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 943,453,841
Holdings Count | Holding	64
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$943,453,841%
Total number of portfolio holdings	64%
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments
Top Industries
Pharmaceuticals	11.0%
Capital Markets	8.7%
Banks	8.2%
Insurance	7.4%
Oil, Gas & Consumable Fuels	5.8%
Interactive Media & Services	5.5%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Providers & Services	4.0%
Communications Equipment	3.5%
Specialty Retail	3.0%
Other	38.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments

C000018730 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI WMC Value Fund
Class Name	Class A
Trading Symbol	MAPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about NYLI WMC Value Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$54	1.02%
1.	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%	[104]
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable. One of the Fund's subadvisors changed effective January 9, 2017, and the Fund's principal investment strategies changed effective February 28, 2017 and March 13, 2017. Effective April 26, 2021, the Fund replaced both of its subadvisors and modified its principal investment strategies. The past performance in the graph and table prior to that date reflects the Fund’s prior subadvisors and principal investment strategies.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Period Ended April 30, 2026	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	6/9/1999	6.08%	16.73%	7.67%	11.93%
Class A Shares - Excluding sales charges		12.26%	23.53%	8.89%	12.56%
Russell 3000®Index[2]		6.11%	31.01%	11.91%	14.75%
Russell 1000® Value Index[3]		14.13%	29.25%	10.29%	11.22%
Morningstar Large Value Category Average[4]		11.40%	26.16%	10.13%	11.26%
1.	Not annualized.
2.
The Fund has selected the Russell 3000® Index to represent a broad measure of market performance. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Russell 1000® Value Index, which is generally representative of the market sectors or types of investments in which the Fund invests, measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values.

4.
The Morningstar Large Value Category Average is representative of funds that invest primarily in big U.S. companies that are less expensive or growing more slowly than other large-cap stocks. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 09, 1999
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit nylim.com/funds for the most recent performance information.
Net Assets	$ 943,453,841
Holdings Count | Holding	64
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$943,453,841%
Total number of portfolio holdings	64%
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments
Top Industries
Pharmaceuticals	11.0%
Capital Markets	8.7%
Banks	8.2%
Insurance	7.4%
Oil, Gas & Consumable Fuels	5.8%
Interactive Media & Services	5.5%
Semiconductors & Semiconductor Equipment	4.9%
Health Care Providers & Services	4.0%
Communications Equipment	3.5%
Specialty Retail	3.0%
Other	38.0%

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
Alphabet, Inc., Class C	5.5%
JPMorgan Chase & Co.	3.6%
Johnson & Johnson	2.6%
Merck & Co., Inc.	2.3%
Cisco Systems, Inc.	2.2%
UnitedHealth Group, Inc.	2.2%
Elevance Health, Inc.	1.8%
Pfizer, Inc.	1.8%
Sempra	1.8%
Diamondback Energy, Inc.	1.7%
* Excluding short-term investments

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